7. Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	March 31,
	2015	2014
Manufacturing, lab, and other equipment	$2,937,000	$3,073,000
Office equipment	278,000	302,000
Furniture and fixtures	82,000	88,000
Leasehold improvements	249,000	269,000
	3,546,000	3,732,000
Less: accumulated depreciation and amortization	(2,751,000)	(2,761,000)
	$795,000	$971,000